Leases - Schedule of Future Lease Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Future Lease Payments [Line Items]
Total	$ 209
2025 [Member]
Schedule of Future Lease Payments [Line Items]
Total	109
2026 [Member]
Schedule of Future Lease Payments [Line Items]
Total	$ 100